Other gains/(losses) - Net - Summary of Other gains/(losses) (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of Other gains(losses),Net [Line Items]
Loss on disposal of plant and equipment and intangible assets	$ (33)	$ (101)		$ (3)
Currency translation loss	(2,409)	(1,564)		(812)
Gain on lease modification	26	194		0
Fair value gain on warrant liabilities	4,122	23,341		0
Others	(60)	0		0
Other gains/(losses) - net	1,646	21,870	[1]	(124,961)	[1]
Series B,D1,E,F preferred shares
Disclosure of Other gains(losses),Net [Line Items]
Fair value loss on Series B, D1, E, and F conversion option (Note 27(e))	$ 0	$ 0		$ (124,146)

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).